SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Accounts payable to related parties		$ 50,908
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties		$ 50,908